Revenue (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 697,833	$ 477,018
Infrastructures [Member]
Revenues	105,523	24,251
Telecommunication [Member]
Revenues	$ 592,310	$ 452,767